Prepaid Expense and Other Current Assets (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Prepaid expenses and other assets	$ 502,188	$ 1,112,280
Insurance [Member]
Prepaid expenses and other assets	116,074	187,949
Prepayment to vendors [Member]
Prepaid expenses and other assets	203,556	138,653
Deposit on services [Member]
Prepaid expenses and other assets	25,550	45,678
Prepaid monthly rent [Member]
Prepaid expenses and other assets	60,041	27,813
Other deposits [Member]
Prepaid expenses and other assets	0	70,826
Stock issued for prepaid interest on convertible note payable
Prepaid expenses and other assets	64,320	465,595
Other prepaid expenses [Member]
Prepaid expenses and other assets	0	31,000
Other receivable [Member]
Prepaid expenses and other assets	148	144,765
Subscriptions and services being amortized over the service period [Member]
Prepaid expenses and other assets	$ 32,500	$ 0